Cover	Dec. 12, 2023
Cover [Abstract]
Entity Registrant Name	Hempacco Co., Inc.
Entity Central Index Key	0001892480
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 12, 2023
Entity File Number	001-41487
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-4231457
Entity Address Address Line 1	9925 Airway Road
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92154
City Area Code	619
Local Phone Number	779-0715
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	HPCO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false